UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing

 /s/  David A. Charnes                      Richmond, VA         July 24, 2000
---------------------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $265,428,035


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F INFORMATION TABLE




         Name of Issuer    Title of Class CUSIP      Value       Shares or   Share/ PUT/   Invest.   Other   Voting Authority Shares
                                                                  Prin Amt    PRN   CALL  Discretion Mgrs.   Sole      Shared   None

GENUINE PT CO                    Common    372460-10   6,000,000     300,000                 Sole             300,000
CHUBB CORP                       Common    171232-10   9,225,000     150,000                 Sole             150,000
HERSHEY FOODS                    Common    427866-10   4,868,750     100,000                 Sole             100,000
CATERPILLER INC COM              Common    149123-10   5,691,000     168,000                 Sole             168,000
BESTFOODS COM                    Common    08658U-10   9,348,750     135,000                 Sole             135,000
GEN MILLS INC                    Common    370334-10   8,606,250     225,000                 Sole             225,000
KIMBERLY-CLARK CORP              Common    494368-10   9,180,000     160,000                 Sole             160,000
PITNEY BOWES INC COM             Common    724479-10   8,000,000     200,000                 Sole             200,000
MCGRAW HILL COMPANIES INC COM    Common    580645-10   2,700,000      50,000                 Sole              50,000
MERCK & COMPANY                  Common    589331-10   5,746,875      75,000                 Sole              75,000
FORTUNE BRANDS INC               Common    349631-10   6,342,188     275,000                 Sole             275,000
EXXON MOBIL CORP COM             Common    30231G-10   7,850,000     100,000                 Sole             100,000
HEWLETT-PACKARD CO               Common    428236-10   6,243,750      50,000                 Sole              50,000
DUN & BRADSTREET CORP DEL        Common    26483B-10   7,156,250     250,000                 Sole             250,000
CHEVRON CORP COM                 Common    166751-10   8,481,250     100,000                 Sole             100,000
TEXACO INC                       Common    881694-10   6,656,250     125,000                 Sole             125,000
CONOCO INC                       Common    208251-40   2,262,968      92,131                 Sole              92,131
INTL PAPER CO COM                Common    460146-10   5,313,303     178,224                 Sole             178,224
CONAGRA INC COM                  Common    205887-10   6,671,875     350,000                 Sole             350,000
WACHOVIA CORP                    Common    929771-10   4,090,450      75,400                 Sole              75,400
WEYERHAEUSER CO                  Common    962166-10   6,450,000     150,000                 Sole             150,000
GATX CORP                        Common    361448-10   6,800,000     200,000                 Sole             200,000
ELECTRA DATA SYS CORP COM        Common    285661-10     206,250       5,000                 Sole               5,000
DEERE & CO                       Common    244199-10   7,955,000     215,000                 Sole             215,000
MINN MNG & MFG CO. COM           Common    604059-10   5,156,250      62,500                 Sole              62,500
EATON CORP                       Common    278058-10   7,370,000     110,000                 Sole             110,000
MORGAN J P & CO INC COM          Common    616880-10   7,158,125      65,000                 Sole              65,000
NATL CY CORP                     Common    635405-10   7,251,563     425,000                 Sole             425,000
MARSH & MC LENNAN CO'S INC       Common    571748-10   7,832,813      75,000                 Sole              75,000
AMER GEN CORP COM                Common    026351-10   7,625,000     125,000                 Sole             125,000
TECO ENERGY INC COM              Common    872375-10   4,012,500     200,000                 Sole             200,000
GTE CORP                         Common    362320-10   6,225,000     100,000                 Sole             100,000
SBC COMMUNICATIONS INC.          Common    78387G-10   7,568,750     175,000                 Sole             175,000
SYSCO CORP COM                   Common    871829-10   7,371,875     175,000                 Sole             175,000
ANHEUSER-BUSCH CO INC COM        Common    035229-10   7,468,750     100,000                 Sole             100,000
MAYTAG CORP COM                  Common    578592-10   7,375,000     200,000                 Sole             200,000
RPM INC COM                      Common    749685-10   4,303,125     425,000                 Sole             425,000
CONOCO INC                       Common    208251-30   4,950,000     225,000                 Sole             225,000
EMERSON ELEC CO                  Common    291011-10   6,037,500     100,000                 Sole             100,000
DAIMLER CHRYSLER                 Common    D1668R-12   2,603,125      50,000                 Sole              50,000
MEAD CORP                        Common    582834-10   6,060,000     240,000                 Sole             240,000
PPG IND INC COM                  Common    693506-10   6,646,875     150,000                 Sole             150,000
SOUTHTRUST CORP COM              Common    844730-10     565,625      25,000                 Sole              25,000
GRAND TOTAL                                          265,428,035   6,756,255                                6,756,255
